Changes in Accounting Policies Required by the Initial Application of IFRS 9, IFRS 15 and IFRS 16 - Operating Leases and Financial Leases (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Impact on Consolidated Financial Statements
Right-of-use assets, net	$ 7,212,165	$ 7,553,052		$ 8,200,181
Lease liabilities	(9,292,351)	(9,363,520)
Current portion of lease liabilities	1,277,754	1,257,766
IFRS 16
Impact on Consolidated Financial Statements
Lease liabilities	(4,745,292)	(4,745,292)	$ (10,115,256)	$ (4,641,705)
Operating Leases | IFRS 16
Impact on Consolidated Financial Statements
Right-of-use assets, net	4,392,420	4,502,590	4,797,312
Lease liabilities	(4,745,292)	(4,641,705)	(4,797,312)
Net effect	(352,872)	(139,115)
Current portion of lease liabilities	524,458	533,260	462,513
Depreciation of right-of-use assets	670,749	651,675
Finance Leases | IFRS 16
Impact on Consolidated Financial Statements
Right-of-use assets, net	2,819,745	3,050,462	3,402,869
Lease liabilities	(4,547,059)	(4,721,815)	(5,317,944)
Net effect	(1,727,314)	(1,671,353)	(1,915,075)
Current portion of lease liabilities	753,296	754,506	$ 651,800
Depreciation of right-of-use assets	$ 426,025	$ 418,675